Note 5 - Share-based Compensation - Stock Options, Valuation Assumptions (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Non Plan [Member]
Risk free interest rate	2.40%	1.91%
Expected volatility	601.00%	645.00%
Life in years (Year)	7 years	7 years	7 years	7 years
The 2007 Equity Incentive Plan [Member]
Risk free interest rate	2.40%	1.36%
Expected volatility	601.00%	315.00%
Life in years (Year)	7 years	5 years	5 years